Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Comprehensive Income Loss Note [Abstract]
Schedule of accumulated other comprehensive income (loss)
	For the year ended December 31, 2018
(In thousands)	Unrealized Losses on Available- for-Sale Securities	Total
Beginning balance	$(165)	$(165)
Other comprehensive loss	(18)	(18)
Ending balance	$(183)	$(183)

	For the year ended December 31, 2017
(In thousands)	Unrealized Losses on Available- for-Sale Securities	Total
Beginning balance	$(85)	$(85)
Other comprehensive loss	(80)	(80)
Ending balance	$(165)	$(165)